Debt (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Debt [Abstract]
Schedule of long-term debt
	October 31, 2015			April 30, 2015
	Principal	Net	Contractual	Principal	Net	Contractual
(in millions)	Amount	Amount (1)	Rate	Amount	Amount (1)	Rate
First lien Term B-3 due June 3, 2020	$464.3	$460.2	3.750%	$466.7	$462.2	3.750%
First lien Term B-5 due June 3, 2020	2,460.3	2,377.6	3.750%	2,473.0	2,382.0	3.750%
First lien Euro Term B due June 3, 2020	372.7	367.9	4.000%	382.3	377.0	4.000%
6.5% senior notes due May 15, 2022	1,630.0	1,619.0	6.500%	1,630.0	1,618.4	6.500%
5.75% senior notes due May 15, 2022	385.2	379.8	5.750%	393.0	387.2	5.750%
5.75% senior secured notes due August 15, 2020	500.0	479.3	5.750%	-	-	-
Deferred financing fees, debt discounts
and premiums, net	(128.7)	-		(118.2)	-
Total long-term debt	5,683.8	5,683.8		5,226.8	5,226.8
Less: current portion	(0.1)	(0.1)		(0.1)	(0.1)
Total long-term debt - non-current	$5,683.7	$5,683.7		$5,226.7	$5,226.7

(1) Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.

	April 30, 2015			May 31, 2014
	Principal	Net	Contractual	Principal	Net	Contractual
(in millions)	Amount	Amount (1)	Rate	Amount	Amount (1)	Rate
First lien Term B-3 due June 3, 2020	$466.7	$462.2	3.750%	$477.4	$472.2	3.750%
First lien Term B-5 due June 3, 2020	2,473.0	2,382.0	3.750%	2,543.6	2,437.6	3.750%
First lien Euro Term B due June 3, 2020	382.3	377.0	4.000%	472.0	465.9	4.000%
6.5% senior notes due May 15, 2022	1,630.0	1,618.4	6.500%	-	-	-
5.75% senior notes due May 15, 2022	393.0	387.2	5.750%	-	-	-
9.375% senior notes due April 1, 2019	-	-	-	1,015.0	997.3	9.375%
10.0% senior notes due April 1, 2019	-	-	-	340.7	334.6	10.000%
11.5% senior notes due July 15, 2018	-	-	-	560.0	542.5	11.500%
Deferred financing fees, debt discounts
and premiums, net	(118.2)	-		(158.6)	-
Total long-term debt	5,226.8	5,226.8		5,250.1	5,250.1
Less: current portion	(0.1)	(0.1)		(31.7)	(31.7)
Total long-term debt - non-current	$5,226.7	$5,226.7		$5,218.4	$5,218.4

(1) Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.

Schedule of long-term debt maturities

(in millions)
Fiscal 2016 (remaining 6 months)	$-
Fiscal 2017	2.0
Fiscal 2018	26.7
Fiscal 2019	34.2
Fiscal 2020	34.2
Fiscal 2021	3,700.2
Thereafter	2,015.2
Total	$5,812.5

(in millions)
Fiscal 2016	$0.1
Fiscal 2017	11.6
Fiscal 2018	34.3
Fiscal 2019	34.3
Fiscal 2020	34.3
Thereafter	5,230.4
Total	$5,345.0